Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of company's financial assets and liabilities measured at fair value
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$6,929	$—	$—	$6,929

Total assets measured at fair value	$6,929	$—	$—	$6,929

Liabilities
Second lien loans	$—	$—	$41,894	$41,894
SAFEs	—	—	265,509	265,509
Redeemable convertible preferred stock warrant liabilities	—	—	2,917	2,917

Total liabilities measured at fair value	$—	$—	$310,320	$310,320

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

The
following
tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$7,042	$—	$—	$7,042
U.S. treasury securities	5,055	—	—	5,055

Total assets measured at fair value	$12,097	$—	$—	$12,097

Liabilities
SAFE	$—	$—	$10,000	$10,000
Redeemable convertible preferred stock warrant liabilities	—	—	2,045	2,045

Total liabilities measured at fair value	$—	$—	$12,045	$12,045

Schedule of determined the fair value of its SAFE obligations
Redeemable Convertible Preferred Stock Warrants
The Company determined the fair value of its redeemable convertible preferred stock warrants by using a Black-Scholes option-pricing model with key assumptions summarized in the table below. The Company utilized a probability-weighted Black-Scholes option-pricing model based on the potential settlement outcomes of the redeemable convertible preferred stock warrants, including a liquidity event or future equity financing as well as other settlement alternatives, as these events became known or knowable as of the valuation date.

	Six Months Ended June 30
	2025	2024
Exercise price	$0.01 – $2.34	$0.01 – $2.34
Expected term (in years)	3.1 – 7.3	4.1 – 8.2
Risk-free interest rate	3.7% – 4.0%	4.3%
Volatility	92.6%	80.3%
Dividend yield	—	—

Schedule of changes in the estimated fair values
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	Second Lien Loans	SAFE	Redeemable Convertible Preferred Stock Warrants	Total
Balance as of December 31, 2024	$—	$59,301	$1,619	$60,920
Issuance of second lien loans	29,740	—	—	29,740
Issuance of SAFEs	—	23,660	—	23,660
Exchange of SAFE for second lien loan	10,000	(10,000)	—	—
Fair value remeasurement	2,154	192,548	1,298	196,000

Balance as of June 30, 2025	$41,894	$265,509	$2,917	$310,320

Balance as of December 31, 2023	$—	$10,000	$2,045	$12,045
Issuance of SAFEs	—	8,040	—	8,040
Fair value remeasurement	—	—	(214)	(214)

Balance as of June 30, 2024	$—	$18,040	$1,831	$19,871

The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	SAFE	Redeemable Convertible Preferred Stock Warrants	Total
Balance as of December 31, 2022	$—	$1,451	$1,451
Issuance of SAFE	10,000	—	10,000
Correction of an immaterial error of redeemable convertible preferred stock warrants	—	720	720
Fair value remeasurement	—	(126)	(126)

Balance as of December 31, 2023	10,000	2,045	12,045

Issuance of SAFEs	45,192	—	45,192
Fair value remeasurement	4,109	(426)	3,683

Balance as of December 31, 2024	$59,301	$1,619	$60,920

Simple Agreements For Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of determined the fair value of its SAFE obligations
The Company determined the fair value of its SAFE obligations by using a valuation model with key assumptions summarized in the table below. The Company utilized a probability-weighted model that used both the pay-off method and Black-Scholes option-pricing model based on the potential settlement outcomes of the SAFE obligations, including a liquidity event, next equity financing and dissolution, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Expected term to underlying triggering events (in years)	0.7	0.4 – 3.0
Discount rate	20.9%	26.0%
Volatility	60.7%	49.9 – 102.3%

Redeemable Convertible Preferred Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of determined the fair value of its SAFE obligations
The Company determined the fair value of its redeemable convertible preferred stock warrants by using a Black-Scholes option-pricing model with key assumptions summarized in the table below. The Company utilized a probability-weighted Black-Scholes option-pricing model based on the potential settlement outcomes of the redeemable convertible preferred stock warrants, including a liquidity event or future equity financing as well as other settlement alternatives, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Exercise price	$0.001 – $2.34	$0.001 – $2.34
Expected term (in years)	3.6 – 7.7	4.6 – 8.7
Risk-free interest rate	4.3% – 4.5%	3.8% – 3.9%
Volatility	80.3%	83.1%
Dividend yield	—	—

Ares Acquisition Corporation II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Measurements
The following table presents information about the Company’s financial assets that are measured at fair value as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of June 30, 2025	As of December 31, 2024
Assets, at fair value
Investments held in Trust Account	1	$558,149,739	$550,800,038

The following table presents information about the Company’s financial assets that are measured at fair value as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of December 31, 2024	As of December 31, 2023
Assets, at fair value
Investments held in Trust Account	1	$550,800,038	$523,038,352